Segment information - Segment assets - Additional information (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Non-current financial assets related to banking activities	€ 1,380	€ 1,259
Current assets related to Orange Bank activities	1,977	3,095
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Financial assets	5,677	6,001
Enterprise, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Tangible and intangible assets	586	642
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Brand names [member]
Disclosure of operating segments [line items]
Intangible assets	3,133
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Tangible and intangible assets	1,751	1,736
Orange Bank, operating segment [member]
Disclosure of operating segments [line items]
Non-current financial assets related to banking activities	1,380	1,259
Current assets related to Orange Bank activities	1,981	€ 3,098
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current financial assets related to banking activities	1,380
Current assets related to Orange Bank activities	€ 1,981